Derivative Instruments, Gain (Loss) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Derivative Liabilities Derivative Instruments, Gain (loss) 1		$ 46,985
Derivative Liabilities Derivative Instruments, Gain (loss) 2		15,112
Derivative Liabilities Derivative Instruments, Gain (loss) 3		(482,697)
Derivative Liabilities Derivative Instruments, Gain (loss) 4		31,873
Derivative Liabilities Derivative Instruments, Gain (loss) 5		(256,748)
Derivative Liabilities Derivative Instruments, Gain (loss) 6		0
Derivative Liabilities Derivative Instruments, Gain (loss) 7		909,165
Derivative Liabilities Derivative Instruments, Gain (loss) 8		0
Derivative Liabilities Derivative Instruments, Gain (loss) 9		216,705
Derivative Liabilities Derivative Instruments, Gain (loss) 10		46,985
Derivative Liabilities Derivative Instruments, Gain (loss) 11		(482,697)
Derivative Liabilities Derivative Instruments, Gain (loss) 12		$ 31,873
Derivative Liabilities Derivative Instruments, Gain (loss) 1	$ 216,705
Derivative Liabilities Derivative Instruments, Gain (loss) 2	46,985
Derivative Liabilities Derivative Instruments, Gain (loss) 3	(83,999)
Derivative Liabilities Derivative Instruments, Gain (loss) 4	(262,912)
Derivative Liabilities Derivative Instruments, Gain (loss) 5	(656,034)
Derivative Liabilities Derivative Instruments, Gain (loss) 6	(146,524)
Derivative Liabilities Derivative Instruments, Gain (loss) 7	584,167
Derivative Liabilities Derivative Instruments, Gain (loss) 8	852,023
Derivative Liabilities Derivative Instruments, Gain (loss) 9	60,839
Derivative Liabilities Derivative Instruments, Gain (loss) 10	489,572
Derivative Liabilities Derivative Instruments, Gain (loss) 11	(83,999)
Derivative Liabilities Derivative Instruments, Gain (loss) 12	$ (262,912)